Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Sales	$ 61,926	$ 58,114	$ 124,131
Cost of sales	43,000	41,516	95,442
Gross profit	18,926	16,598	28,689
Operating expenses
Research and development	20,054	19,508	20,638
Sales and marketing	6,528	6,014	6,935
General and administrative	4,605	4,354	4,229
Impairment of goodwill	0	0	25,561
Total operating expenses	31,187	29,876	57,363
Operating loss	(12,261)	(13,278)	(28,674)
Financial income ,net	1,653	1,961	1,372
Loss before income taxes	(10,608)	(11,317)	(27,302)
Income taxes	871	2,391	(889)
Net loss	$ (11,479)	$ (13,708)	$ (26,413)
Loss per share:
Basic income (loss) per ordinary share (US$)	$ (2.011)	$ (2.277)	$ (3.942)
Diluted income (loss) per ordinary share (US$)	$ (2.011)	$ (2.277)	$ (3.942)
Weighted average number of ordinary shares used to compute basic income (loss) per share (in thousands)	5,706,670	6,019,661	6,699,813
Weighted average number of ordinary shares used to compute diluted income (loss) per share (in thousands)	5,706,670	6,019,661	6,699,813